Revenue - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) Cloudoffering Employee Service Customer	Dec. 31, 2017 USD ($)
Revenue [Line Items]
Number of major customer | Customer	0
Contract asset | $	$ 40.0	$ 41.1
Remaining performance obligation, description of practical expedient	In accordance with the practical expedient provided in ASC Topic 606, performance obligations that are billed and recognized as they are delivered, primarily professional services contracts that are on a time and materials basis, are excluded from the transaction price for remaining performance obligations disclosed above
Cloud Revenue [Member]
Revenue [Line Items]
Number of cloud offering delivering solution | Cloudoffering	2
Powerpay [Member] | Maximum [Member]
Revenue [Line Items]
Number of employees generating revenue from recurring fees | Employee	20
Bureau Revenue [Member]
Revenue [Line Items]
Number of primary service lines delivering solutions | Service	3